FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 5: -     Fair value measurement

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The fair value of the liabilities is approximately the presented value.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2011 and 2010:

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Shares	1,734	-	-	1,734
Government and corporate debentures	11,807	638	-	12,445
Equity securities	681	-	-	681
Auction rate securities (*)	-	-	2,233	2,233
Foreign currency derivative contracts	-	42	-	42

Total financial assets	14,222	680	2,233	17,135

Liabilities:
Put option contracts on non-controlling interests (**)	-	-	11,469	11,469
Contingent consideration (**)	-	-	3,590	3,590

Total financial liabilities	-	-	15,059	15,059

	Fair value measurements using input type
	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Shares	3,305	-	-	3,305
Government and corporate debentures	32,638	2,018	-	34,656
Equity securities	664	-	-	664
Auction rate securities (*)	-	-	2,373	2,373

Total financials assets	36,607	2,018	2,373	40,998

Liabilities:
Foreign currency derivative contracts	-	40	-	40
Put option contracts on non-controlling interests (**)	-	-	434	434
Contingent consideration (**)	-	-	5,481	5,481

Total financials liabilities	-	40	5,915	5,955

(*)	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.

(**)	The fair value of put option contracts on non-controlling interests and contingent consideration is determined based on the present value of the future expected cash flow.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2010	2011

Carrying value as of January 1	4,480	2,373
Sale of financial assets *)	(2,107)	-
Net changes in fair value	-	60
Impairment:
Impairment due to credit loss	-	(200)

Carrying value as of December 31	2,373	2,233

*)	The proceeds from the sales of the financial assets in 2010 were $ 2,268.

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2010	2011

Carrying value as of January 1	3,180	5,915
Acquisition of new subsidiary	2,214	12,583
Repayment of contingent consideration	(150)	(2,030)
Exchange differences	218	(1,361)
Net changes in fair value	453	(48)

Carrying value as of December 31	5,915	15,059